Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 3,879,594	¥ 2,931,505
Deposits with stock exchanges and other segregated cash
Non-trading debt securities		¥ 21,701	¥ 47,959
Investments in and advances to affiliated companies			32,034
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 81,962	95,331
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		1,845,385	1,122,308
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		76,927	139,062
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		35,880	32,894
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		1,716,815	1,391,414
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	[1]	111,439	104,877
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 11,186	¥ 45,619

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.